Property, Plant and Equipment - Borrowing Costs - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment [abstract]
Weighted average borrowing rate for capitalization of borrowing costs	7.40%	5.80%